Events After The Reporting Period	6 Months Ended
Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	13.Events after the reporting date There are no events after the reporting date that require disclosure in the unaudited condensed consolidated Financial Statements.